Dividends - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions			6 Months Ended		12 Months Ended
	Feb. 19, 2019	Dec. 17, 2018	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2018
Disclosure of dividends [line items]
Dividend per share, after period-end				$ 0.55	$ 0.63
Dividend amount, after period-end				$ 2,928	$ 3,354
Shares in BHP Group Limited that were held by BHP Group Plc			0
Tax rate			30.00%	30.00%	30.00%
Special dividend [member]
Disclosure of dividends [line items]
Dividend per share, after period-end		$ 1.02
Dividend amount, after period-end		$ 5,200
Major ordinary share transactions [member]
Disclosure of dividends [line items]
Dividend per share, after period-end	$ 0.55
Dividend amount, after period-end	$ 2,781
BHP Billiton Limited [member]
Disclosure of dividends [line items]
Ordinary shares on issue and held by the public			2,945,000,000
Number of ordinary shares represented by each American Depositary Share			2
Tax rate			30.00%
BHP Billiton Plc [member]
Disclosure of dividends [line items]
Ordinary shares on issue and held by the public			2,112,000,000
Number of ordinary shares represented by each American Depositary Share			2